RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
Harris Teeter Supermarkets, Inc. Retirement and Savings Plan
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
Reconciliation of net assets available for benefits per the financial statements

The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 at December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per the financial statements	$1,607,206,943	$1,410,779,043
Adjustment from contract value to fair value for fully benefit- responsive investment contracts	(2,326,458)	(4,427,842)
Net assets available for benefits per the Form 5500	$1,604,880,485	$1,406,351,201

The following is a reconciliation of the net increase in net assets available for benefits per the financial statements to net income per the Form 5500 for the year ended December 31, 2025:

Net change in net assets available for benefits per the financial statements	$196,427,900
Prior year adjustment from contract value to fair value for fully benefit-responsive investment contracts	4,427,842
Current year adjustment from contract value to fair value for fully benefit-responsive investment contracts	(2,326,458)
Net income per the Form 5500	$198,529,284